Earning Per Share (Tables)	3 Months Ended
Jun. 30, 2015
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2015	2014	2015	2014
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$240,768	$233,642	$450,316	$439,104

Denominators:
Weighted average number of Ordinary shares outstanding	304,172,400	301,781,895	303,929,089	301,637,274
Potentially dilutive Ordinary shares	1,155,218	615,485	1,052,769	673,158
Total weighted average Ordinary shares outstanding assuming dilution	305,327,618	302,397,380	304,981,858	302,310,432

Basic earnings per share	$0.79	$0.77	$1.48	$1.46
Fully diluted earnings per share	$0.79	$0.77	$1.48	$1.45